Distribution Date:	10/13/23	CFCRE 2016-C3 Mortgage Trust
Determination Date:	10/06/23
Next Distribution Date:	11/13/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		James Buccola		james.buccola@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Wells Fargo Commercial Mortgage Securities, Inc.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	400 Capital Management LLC
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
			510 Madison Avenue, 17th Floor | New York, NY 10022 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12531WAY8	1.793000%	29,088,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12531WAZ5	3.688000%	40,514,000.00	17,720,815.17	772,797.21	54,461.97	0.00	0.00	827,259.18	16,948,017.96	32.97%	30.00%
A-2	12531WBA9	3.597000%	200,000,000.00	189,239,107.41	0.00	567,244.22	0.00	0.00	567,244.22	189,239,107.41	32.97%	30.00%
A-3	12531WBB7	3.865000%	222,884,000.00	222,884,000.00	0.00	717,872.22	0.00	0.00	717,872.22	222,884,000.00	32.97%	30.00%
A-M	12531WBF8	4.147000%	36,057,000.00	36,057,000.00	0.00	124,606.98	0.00	0.00	124,606.98	36,057,000.00	27.34%	24.88%
B	12531WBG6	4.700000%	37,815,000.00	37,815,000.00	0.00	148,108.75	0.00	0.00	148,108.75	37,815,000.00	21.43%	19.50%
C	12531WBH4	4.751990%	37,816,000.00	37,816,000.00	0.00	149,751.05	0.00	0.00	149,751.05	37,816,000.00	15.52%	14.13%
D	12531WAL6	3.052000%	41,334,000.00	41,334,000.00	0.00	105,126.14	0.00	0.00	105,126.14	41,334,000.00	9.07%	8.25%
E	12531WAN2	2.802000%	10,553,000.00	10,553,000.00	0.00	24,641.26	0.00	0.00	24,641.26	10,553,000.00	7.42%	6.75%
F	12531WAQ5	2.802000%	8,795,000.00	8,795,000.00	0.00	20,536.33	0.00	0.00	20,536.33	8,795,000.00	6.04%	5.50%
G	12531WAS1	2.802000%	7,915,000.00	7,915,000.00	0.00	18,481.53	0.00	0.00	18,481.53	7,915,000.00	4.81%	4.38%
H*	12531WAU6	2.802000%	30,780,602.00	30,780,602.00	0.00	69,602.44	0.00	0.00	69,602.44	30,780,602.00	0.00%	0.00%
R	12531WAW2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			703,551,602.00	640,909,524.58	772,797.21	2,000,432.89	0.00	0.00	2,773,230.10	640,136,727.37

X-A	12531WBC5	0.980754%	528,543,000.00	465,900,922.58	0.00	380,778.45	0.00	0.00	380,778.45	465,128,125.37
X-B	12531WBD3	0.051990%	37,815,000.00	37,815,000.00	0.00	1,638.34	0.00	0.00	1,638.34	37,815,000.00
X-C	12531WBE1	0.000000%	37,816,000.00	37,816,000.00	0.00	0.00	0.00	0.00	0.00	37,816,000.00
X-D	12531WAA0	1.699990%	41,334,000.00	41,334,000.00	0.00	58,556.16	0.00	0.00	58,556.16	41,334,000.00
X-E	12531WAC6	1.949990%	10,553,000.00	10,553,000.00	0.00	17,148.54	0.00	0.00	17,148.54	10,553,000.00
X-F	12531WAE2	1.949990%	8,795,000.00	8,795,000.00	0.00	14,291.80	0.00	0.00	14,291.80	8,795,000.00
X-G	12531WAG7	1.949990%	7,915,000.00	7,915,000.00	0.00	12,861.81	0.00	0.00	12,861.81	7,915,000.00
X-H	12531WAJ1	1.949990%	30,780,602.00	30,780,602.00	0.00	50,018.23	0.00	0.00	50,018.23	30,780,602.00
Notional SubTotal			703,551,602.00	640,909,524.58	0.00	535,293.33	0.00	0.00	535,293.33	640,136,727.37

Deal Distribution Total					772,797.21	2,535,726.22	0.00	0.00	3,308,523.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12531WAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12531WAZ5	437.39979192	19.07481883	1.34427531	0.00000000	0.00000000	0.00000000	0.00000000	20.41909414	418.32497310
A-2	12531WBA9	946.19553705	0.00000000	2.83622110	0.00000000	0.00000000	0.00000000	0.00000000	2.83622110	946.19553705
A-3	12531WBB7	1,000.00000000	0.00000000	3.22083335	0.00000000	0.00000000	0.00000000	0.00000000	3.22083335	1,000.00000000
A-M	12531WBF8	1,000.00000000	0.00000000	3.45583326	0.00000000	0.00000000	0.00000000	0.00000000	3.45583326	1,000.00000000
B	12531WBG6	1,000.00000000	0.00000000	3.91666667	0.00000000	0.00000000	0.00000000	0.00000000	3.91666667	1,000.00000000
C	12531WBH4	1,000.00000000	0.00000000	3.95999180	0.00000000	0.00000000	0.00000000	0.00000000	3.95999180	1,000.00000000
D	12531WAL6	1,000.00000000	0.00000000	2.54333333	0.00000000	0.00000000	0.00000000	0.00000000	2.54333333	1,000.00000000
E	12531WAN2	1,000.00000000	0.00000000	2.33500047	0.00000000	0.00000000	0.00000000	0.00000000	2.33500047	1,000.00000000
F	12531WAQ5	1,000.00000000	0.00000000	2.33500057	0.00000000	0.00000000	0.00000000	0.00000000	2.33500057	1,000.00000000
G	12531WAS1	1,000.00000000	0.00000000	2.33500063	0.00000000	0.00000000	0.00000000	0.00000000	2.33500063	1,000.00000000
H	12531WAU6	1,000.00000000	0.00000000	2.26124362	0.07375652	2.38302454	0.00000000	0.00000000	2.26124362	1,000.00000000
R	12531WAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12531WBC5	881.48158727	0.00000000	0.72043041	0.00000000	0.00000000	0.00000000	0.00000000	0.72043041	880.01945985
X-B	12531WBD3	1,000.00000000	0.00000000	0.04332514	0.00000000	0.00000000	0.00000000	0.00000000	0.04332514	1,000.00000000
X-C	12531WBE1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12531WAA0	1,000.00000000	0.00000000	1.41665844	0.00000000	0.00000000	0.00000000	0.00000000	1.41665844	1,000.00000000
X-E	12531WAC6	1,000.00000000	0.00000000	1.62499195	0.00000000	0.00000000	0.00000000	0.00000000	1.62499195	1,000.00000000
X-F	12531WAE2	1,000.00000000	0.00000000	1.62499147	0.00000000	0.00000000	0.00000000	0.00000000	1.62499147	1,000.00000000
X-G	12531WAG7	1,000.00000000	0.00000000	1.62499179	0.00000000	0.00000000	0.00000000	0.00000000	1.62499179	1,000.00000000
X-H	12531WAJ1	1,000.00000000	0.00000000	1.62499193	0.00000000	0.00000000	0.00000000	0.00000000	1.62499193	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/23 - 09/30/23	30	0.00	54,461.97	0.00	54,461.97	0.00	0.00	0.00	54,461.97	0.00
A-2	09/01/23 - 09/30/23	30	0.00	567,244.22	0.00	567,244.22	0.00	0.00	0.00	567,244.22	0.00
A-3	09/01/23 - 09/30/23	30	0.00	717,872.22	0.00	717,872.22	0.00	0.00	0.00	717,872.22	0.00
X-A	09/01/23 - 09/30/23	30	0.00	380,778.45	0.00	380,778.45	0.00	0.00	0.00	380,778.45	0.00
X-B	09/01/23 - 09/30/23	30	0.00	1,638.34	0.00	1,638.34	0.00	0.00	0.00	1,638.34	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/23 - 09/30/23	30	0.00	58,556.16	0.00	58,556.16	0.00	0.00	0.00	58,556.16	0.00
X-E	09/01/23 - 09/30/23	30	0.00	17,148.54	0.00	17,148.54	0.00	0.00	0.00	17,148.54	0.00
X-F	09/01/23 - 09/30/23	30	0.00	14,291.80	0.00	14,291.80	0.00	0.00	0.00	14,291.80	0.00
X-G	09/01/23 - 09/30/23	30	0.00	12,861.81	0.00	12,861.81	0.00	0.00	0.00	12,861.81	0.00
X-H	09/01/23 - 09/30/23	30	0.00	50,018.23	0.00	50,018.23	0.00	0.00	0.00	50,018.23	0.00
A-M	09/01/23 - 09/30/23	30	0.00	124,606.98	0.00	124,606.98	0.00	0.00	0.00	124,606.98	0.00
B	09/01/23 - 09/30/23	30	0.00	148,108.75	0.00	148,108.75	0.00	0.00	0.00	148,108.75	0.00
C	09/01/23 - 09/30/23	30	0.00	149,751.05	0.00	149,751.05	0.00	0.00	0.00	149,751.05	0.00
D	09/01/23 - 09/30/23	30	0.00	105,126.14	0.00	105,126.14	0.00	0.00	0.00	105,126.14	0.00
E	09/01/23 - 09/30/23	30	0.00	24,641.26	0.00	24,641.26	0.00	0.00	0.00	24,641.26	0.00
F	09/01/23 - 09/30/23	30	0.00	20,536.33	0.00	20,536.33	0.00	0.00	0.00	20,536.33	0.00
G	09/01/23 - 09/30/23	30	0.00	18,481.53	0.00	18,481.53	0.00	0.00	0.00	18,481.53	0.00
H	09/01/23 - 09/30/23	30	71,080.66	71,872.71	0.00	71,872.71	2,270.27	0.00	0.00	69,602.44	73,350.93
Totals			71,080.66	2,537,996.49	0.00	2,537,996.49	2,270.27	0.00	0.00	2,535,726.22	73,350.93

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,308,523.43
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,555,813.35	Master Servicing Fee	11,477.17
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,345.80
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	267.05
ARD Interest	0.00	Trust Advisor Fee	1,516.82
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	17,816.83
Total Interest Collected	2,555,813.35

Principal		Expenses/Reimbursements
Scheduled Principal	772,797.21	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,270.27
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	772,797.21	Total Expenses/Reimbursements	2,270.27

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,535,726.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	772,797.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,308,523.43
Total Funds Collected	3,328,610.56	Total Funds Distributed	3,328,610.53

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	640,909,524.95	640,909,524.95	Beginning Certificate Balance	640,909,524.58
(-) Scheduled Principal Collections	772,797.21	772,797.21	(-) Principal Distributions	772,797.21
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	640,136,727.74	640,136,727.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	640,909,524.94	640,909,524.94	Ending Certificate Balance	640,136,727.37
Ending Actual Collateral Balance	640,136,727.72	640,136,727.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	118,985,199.67	18.59%	24	4.8647	NAP	Defeased	8	118,985,199.67	18.59%	24	4.8647	NAP
	9,999,999 or less	13	71,433,673.64	11.16%	25	4.9365	2.041295	1.39 or less	8	153,344,865.77	23.96%	26	4.9128	1.176249
10,000,000 to 19,999,999		8	122,193,835.21	19.09%	26	4.8451	1.768622	1.40 to 1.44	1	27,719,975.22	4.33%	24	4.4485	1.403400
20,000,000 to 29,999,999		5	120,313,016.23	18.79%	25	4.7764	1.985456	1.45 to 1.54	2	43,063,111.38	6.73%	26	4.9229	1.508632
30,000,000 to 39,999,999		2	71,711,002.99	11.20%	26	4.8129	1.258687	1.55 to 1.99	8	67,069,071.17	10.48%	26	4.9652	1.770631
	40,000,000 or greater	3	135,500,000.00	21.17%	26	4.5750	4.379225	2.00 to 2.49	6	84,724,504.53	13.24%	26	4.8635	2.303350
	Totals	39	640,136,727.74	100.00%	25	4.7852	2.271391	2.50 or greater	6	145,230,000.00	22.69%	26	4.4802	4.725674
								Totals	39	640,136,727.74	100.00%	25	4.7852	2.271391
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	118,985,199.67	18.59%	24	4.8647	NAP
							Defeased	8	118,985,199.67	18.59%	24	4.8647	NAP
Alabama	2	9,423,016.01	1.47%	26	4.9617	1.860575
							Industrial	4	25,562,948.89	3.99%	26	5.0189	1.560508
Arizona	1	7,837,852.29	1.22%	23	4.9010	1.974000
							Lodging	3	31,188,607.31	4.87%	25	4.9365	1.480326
California	15	128,935,876.53	20.14%	25	4.6405	3.657977
							Mixed Use	1	40,000,000.00	6.25%	27	4.2210	6.004100
Colorado	2	28,242,839.79	4.41%	26	5.1911	1.830489
							Mobile Home Park	1	1,640,747.25	0.26%	26	5.3000	1.609400
Georgia	11	59,082,429.55	9.23%	26	5.0306	1.700829
							Multi-Family	13	29,995,162.77	4.69%	25	4.9543	2.413893
Illinois	1	4,921,220.25	0.77%	26	4.9040	2.406400
							Office	5	131,035,498.41	20.47%	26	4.9181	2.613338
Indiana	1	2,913,000.00	0.46%	27	4.6290	2.133400
							Retail	23	226,652,403.76	35.41%	26	4.6740	2.126057
Kansas	1	19,455,468.12	3.04%	26	4.8360	1.458800
							Self Storage	8	35,076,159.67	5.48%	26	4.9082	1.678307
Massachusetts	1	5,792,826.02	0.90%	26	4.9040	2.406400
							Totals	66	640,136,727.74	100.00%	25	4.7852	2.271391
Minnesota	1	3,915,521.28	0.61%	26	4.9040	2.406400

Missouri	2	11,682,484.97	1.82%	26	4.9709	1.772916

Nebraska	1	8,965,434.26	1.40%	26	4.9945	1.549700

Nevada	1	16,497,207.42	2.58%	25	4.9140	1.258700

New Jersey	1	5,926,919.21	0.93%	26	4.9040	2.406400

New York	2	75,089,273.65	11.73%	27	4.7409	3.744421

Ohio	2	6,356,017.43	0.99%	26	4.9040	2.406400

Oklahoma	1	10,975,000.00	1.71%	25	4.7300	2.169800

Pennsylvania	1	27,719,975.22	4.33%	24	4.4485	1.403400

South Dakota	2	45,777,161.36	7.15%	26	4.3140	1.436080

Texas	8	38,034,897.76	5.94%	26	4.9221	1.435212

Virginia	1	3,607,106.94	0.56%	26	4.9040	2.406400

Totals	66	640,136,727.74	100.00%	25	4.7852	2.271391

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	118,985,199.67	18.59%	24	4.8647	NAP	Defeased	8	118,985,199.67	18.59%	24	4.8647	NAP
	4.7499% or less	10	225,755,136.58	35.27%	26	4.4356	3.440761	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	13	190,302,892.50	29.73%	26	4.8991	1.867245	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	3	56,045,560.52	8.76%	26	5.1326	1.647825	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	5	49,047,938.47	7.66%	27	5.3628	1.223089	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	640,136,727.74	100.00%	25	4.7852	2.271391	49 months or greater	31	521,151,528.07	81.41%	26	4.7671	2.464648
								Totals	39	640,136,727.74	100.00%	25	4.7852	2.271391
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	118,985,199.67	18.59%	24	4.8647	NAP	Defeased	8	118,985,199.67	18.59%	24	4.8647	NAP
	117 months or less	31	521,151,528.07	81.41%	26	4.7671	2.464648	Interest Only	11	228,378,000.00	35.68%	26	4.6059	3.752410
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	20	292,773,528.07	45.74%	26	4.8929	1.460128
	Totals	39	640,136,727.74	100.00%	25	4.7852	2.271391	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	640,136,727.74	100.00%	25	4.7852	2.271391
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	118,985,199.67	18.59%	24	4.8647	NAP			No outstanding loans in this group
Underwriter's Information		1	9,155,432.02	1.43%	26	4.3140	1.800000
	12 months or less	29	502,036,096.05	78.43%	26	4.7720	2.469792
	13 months to 24 months	1	9,960,000.00	1.56%	23	4.9380	2.816300
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	640,136,727.74	100.00%	25	4.7852	2.271391
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305300001	OF	Los Angeles	CA	Actual/360	4.593%	212,426.25	0.00	0.00	N/A	11/06/25	--	55,500,000.00	55,500,000.00	10/06/23
2	305300002	OF	San Francisco	CA	Actual/360	4.734%	180,793.09	95,169.09	0.00	N/A	09/06/25	--	45,828,413.47	45,733,244.38	10/06/23
3	303161048	RT	Sioux Falls	SD	Actual/360	4.314%	131,893.77	66,383.77	0.00	N/A	12/01/25	--	36,688,113.11	36,621,729.34	10/01/23
3A	303161050	RT	Sioux Falls	SD	Actual/360	4.314%	32,973.44	16,595.95	0.00	N/A	12/01/25	--	9,172,027.97	9,155,432.02	10/01/23
4	305300004	MU	New York	NY	Actual/360	4.221%	140,700.00	0.00	0.00	N/A	01/06/26	--	40,000,000.00	40,000,000.00	10/06/23
5	407002588	RT	Various	Various	Actual/360	4.904%	163,466.67	0.00	0.00	N/A	12/06/25	--	40,000,000.00	40,000,000.00	10/06/23
6	305300006	OF	Albany	NY	Actual/360	5.333%	156,253.66	66,701.07	0.00	N/A	01/06/26	--	35,155,974.72	35,089,273.65	10/06/23
7	304961010	RT	Springfield Township	PA	Actual/360	4.449%	102,985.26	60,694.46	0.00	N/A	10/06/25	--	27,780,669.68	27,719,975.22	10/06/23
8	305300008	MF	Various	CA	Actual/360	4.938%	40,985.40	0.00	0.00	N/A	09/06/25	--	9,960,000.00	9,960,000.00	10/06/23
8A	305300034				Actual/360	4.938%	30,615.60	0.00	0.00	N/A	09/06/25	07/06/25	7,440,000.00	7,440,000.00	10/06/23
8B	305300035				Actual/360	4.938%	51,849.00	0.00	0.00	N/A	09/06/25	07/06/25	12,600,000.00	12,600,000.00	10/06/23
9	407000571	OF	Atlanta	GA	Actual/360	5.112%	107,607.37	50,061.97	0.00	N/A	11/06/25	--	25,259,944.97	25,209,883.00	10/06/23
10	407000591	IN	Various	Various	Actual/360	4.995%	98,449.13	46,167.91	0.00	N/A	12/06/25	--	23,653,811.17	23,607,643.26	10/06/23
11	407000597	RT	Highlands Ranch	CO	Actual/360	5.110%	92,875.85	34,861.79	0.00	N/A	12/06/25	--	21,810,376.54	21,775,514.75	10/06/23
12	305300012	SS	Various	TX	Actual/360	4.940%	81,666.56	40,027.36	0.00	N/A	12/01/25	--	19,838,030.93	19,798,003.57	10/01/23
13	303161046	LO	Wichita	KS	Actual/360	4.836%	78,604.42	49,349.75	0.00	N/A	12/01/25	--	19,504,817.87	19,455,468.12	10/01/23
14	407000578	RT	Morgan Hill	CA	Actual/360	4.240%	77,742.50	0.00	0.00	N/A	11/06/25	--	22,000,000.00	22,000,000.00	10/06/23
15	305300015	MF	Willow Park	TX	Actual/360	4.770%	71,952.52	32,618.19	0.00	N/A	12/01/25	--	18,101,264.10	18,068,645.91	10/01/23
16	407000582	RT	Las Vegas	NV	Actual/360	4.914%	67,684.60	31,388.25	0.00	N/A	11/06/25	--	16,528,595.67	16,497,207.42	10/06/23
17	303161051	RT	Atlanta	GA	Actual/360	4.730%	67,008.33	0.00	0.00	N/A	01/01/26	--	17,000,000.00	17,000,000.00	10/01/23
18	407000590	Various North Charleston		SC	Actual/360	5.101%	60,464.98	28,050.86	0.00	N/A	12/06/25	--	14,222,870.71	14,194,819.85	10/06/23
19	407000600	RT	Stockton	CA	Actual/360	4.789%	59,058.17	0.00	0.00	N/A	01/06/26	--	14,800,000.00	14,800,000.00	10/06/23
20	305300020	SS	Various	TX	Actual/360	4.940%	50,771.02	24,884.48	0.00	N/A	12/01/25	--	12,333,040.58	12,308,156.10	10/01/23
21	407000580	OF	Los Angeles	CA	Actual/360	4.850%	45,913.33	0.00	0.00	N/A	11/06/25	--	11,360,000.00	11,360,000.00	10/06/23
22	305300022	MF	Oklahoma City	OK	Actual/360	4.730%	43,259.79	0.00	0.00	N/A	11/06/25	--	10,975,000.00	10,975,000.00	10/06/23
23	407000599	MF	Various	GA	Actual/360	5.244%	39,669.15	17,445.48	0.00	N/A	01/06/26	--	9,077,608.25	9,060,162.77	10/06/23
24	303881003	LO	Tempe	AZ	Actual/360	4.901%	32,077.36	16,224.30	0.00	N/A	09/06/25	--	7,854,076.59	7,837,852.29	10/06/23
25	407000603	IN	Sherman	TX	Actual/360	5.158%	33,860.43	15,326.30	0.00	N/A	10/06/25	--	7,877,571.43	7,862,245.13	10/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	303161053	MF	Portland	OR	Actual/360	4.820%	30,962.42	12,022.60	0.00	N/A	01/01/26	10/01/25	7,708,485.51	7,696,462.91	10/01/23
27	305300027	RT	Pueblo	CO	Actual/360	5.464%	29,502.82	12,063.81	0.00	N/A	01/06/26	--	6,479,388.85	6,467,325.04	10/06/23
29	303161043	RT	Houston	TX	Actual/360	4.825%	23,878.39	9,928.52	0.00	N/A	12/01/25	--	5,938,666.61	5,928,738.09	10/01/23
30	305300030	MF	North Canton	OH	Actual/360	5.030%	22,637.27	10,759.44	0.00	N/A	12/01/25	--	5,400,540.93	5,389,781.49	10/01/23
32	407000585	RT	Long Beach	CA	Actual/360	4.907%	19,961.43	8,056.85	0.00	N/A	12/06/25	--	4,881,538.74	4,873,481.89	10/06/23
33	305300033	LO	Cordele	GA	Actual/360	5.510%	17,938.26	11,412.94	0.00	N/A	08/01/25	--	3,906,699.84	3,895,286.90	10/01/23
34	407000570	OF	Folsom	CA	Actual/360	4.750%	15,375.91	8,098.22	0.00	N/A	11/06/25	--	3,884,439.98	3,876,341.76	10/06/23
35	303161052	RT	Various	Various	Actual/360	4.629%	14,708.65	0.00	0.00	N/A	01/01/26	--	3,813,000.00	3,813,000.00	10/01/23
36	407000569	SS	Yucaipa	CA	Actual/360	4.565%	11,298.38	0.00	0.00	N/A	11/06/25	--	2,970,000.00	2,970,000.00	10/06/23
37	407000604	IN	San Diego	CA	Actual/360	5.314%	8,674.44	3,727.56	0.00	N/A	01/06/26	--	1,959,033.19	1,955,305.63	10/06/23
38	407000593	MH	Jamestown	CA	Actual/360	5.300%	7,267.73	4,776.29	0.00	N/A	12/06/25	--	1,645,523.54	1,640,747.25	10/06/23
Totals							2,555,813.35	772,797.21	0.00				640,909,524.95	640,136,727.74

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,550,216.00	7,689,126.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	16,805,914.88	4,008,738.27	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,788,094.00	5,810,633.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	22,297,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,555,383.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,711,450.00	2,890,454.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	3,355,061.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,450,591.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,885,244.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,960,158.00	1,480,383.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,016,030.00	954,266.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,408,147.96	2,884,296.28	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,844,658.36	2,036,843.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,535,234.59	784,404.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,766,285.36	929,497.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,682,686.00	1,403,304.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,441,784.00	735,891.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	282,361.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,029,407.00	599,463.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,215,771.87	814,619.23	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,211,493.00	1,324,682.83	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	886,327.58	463,456.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	696,468.48	348,234.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	387,943.09	214,844.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	495,117.00	246,023.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	684,065.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	389,832.28	197,507.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	587,284.58	161,684.72	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	230,830.56	134,539.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	223,270.96	120,629.19	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	110,019,976.41	39,588,583.06				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785232%	4.751879%	25
09/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785349%	4.751990%	26
08/11/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785456%	4.752092%	27
07/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785562%	4.752192%	28
06/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785677%	4.752301%	29
05/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785781%	4.752400%	30
04/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785894%	4.752508%	31
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785997%	4.752605%	32
02/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.786128%	4.752730%	33
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.786229%	4.752826%	34
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.786329%	4.752921%	35
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.786439%	4.753026%	36
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		130,745,067	130,745,067		0	0
25 - 36 Months		509,391,661	509,391,661		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	640,136,728	640,136,728	0	0	0	0
Sep-23	640,909,525	640,909,525	0	0	0	0
Aug-23	641,626,084	641,626,084	0	0	0	0
Jul-23	642,339,645	642,339,645	0	0	0	0
Jun-23	643,103,518	643,103,518	0	0	0	0
May-23	643,810,894	643,810,894	0	0	0	0
Apr-23	644,568,806	644,568,806	0	0	0	0
Mar-23	645,270,049	645,270,049	0	0	0	0
Feb-23	646,129,479	646,129,479	0	0	0	0
Jan-23	646,824,187	646,824,187	0	0	0	0
Dec-22	647,515,989	647,515,989	0	0	0	0
Nov-22	648,269,664	648,269,664	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	304961010	29,772,952.61	4.44850%	29,772,952.61	4.44850%	10	06/29/20	05/06/20	09/08/20
8	305300008	0.00	4.93800%	0.00	4.93800%	8	01/12/22	01/12/22	--
13	303161046	0.00	4.83600%	0.00	4.83600%		04/01/21	06/01/20	11/08/21
16	407000582	17,222,896.63	4.91400%	17,222,896.63	4.91400%	10	06/18/20	04/06/20	09/08/20
16	407000582	0.00	4.91400%	0.00	4.91400%	10	09/30/21	06/06/21	11/08/21
33	305300033	4,303,590.91	5.51000%	4,303,590.91	5.51000%	10	06/04/20	07/01/20	07/06/20
Totals		34,076,543.52		34,076,543.52
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	1,279.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	990.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	2,270.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,270.27

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27